S-4 Class A Common Stock Subject to Possible Redemption - Summary of class A common stock subject to redemption (Detail) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 01, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2020
Plus:
Preferred stock		$ 34,792,203		$ 34,792,203	$ 34,792,203	$ 24,166,212	$ 34,792,203	$ 24,166,212	$ 11,606,147
TLG Acquisition One Corp
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering					0	400,000,000
Plus:
Preferred stock		83,461,641		83,461,641	79,739,786	400,000,000
Common Class A | TLG Acquisition One Corp
Less:
Offering costs allocated to Class A common stock subject to possible redemption						(21,284,250)
Plus:
Accretion on Class A common stock subject to possible redemption amount		(11,294,932)	$ (1,874,987)		(4,101,927)	(45,817,580)
Preferred stock		83,461,641	$ 81,614,773	83,461,641	79,739,786	400,000,000
Waiver of share issuance costs		$ 13,141,800		$ 13,141,800
Redemption of Class A common stock subject to possible redemption amount					$ (324,362,141)
IPO | TLG Acquisition One Corp
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering						400,000,000
Less:
Fair value of Public Warrants at issuance						$ (24,533,330)
IPO | Common Class A | TLG Acquisition One Corp
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering	$ 400,000,000